MINERAL PROPERTIES	12 Months Ended
Aug. 31, 2024
Disclosure of exploration and evaluation assets [Abstract]
MINERAL PROPERTIES [Text Block]

4. MINERAL PROPERTIES

Since mid-2017, the Company's only active mineral property has been the Waterberg Project located on the Northern Limb of the Bushveld Igneous Complex.

Total capitalized costs for the Waterberg Project are as follows:

Balance August 31, 2022	$40,373
Additions	4,900
Foreign currency translation adjustment	(3,659)
Balance August 31, 2023	$41,614
Additions	3,016
Foreign currency translation adjustment	2,399
Balance August 31, 2024	$47,029

Waterberg Project

Mining Right

On January 28, 2021, the South African Department of Mineral Resources and Energy ("DMRE") issued a letter to Waterberg JV Co. notifying the Company that a mining right (the "Waterberg Mining Right") had been granted over the Waterberg Project area as applied for in 2018.  The Waterberg Mining Right was notarially executed on April 13, 2021, was registered at the Mineral and Petroleum Titles Registration Office on July 6, 2021 and currently remains active.

Location and Project Area

The Waterberg Project is located on the Northern Limb of the Bushveld Igneous Complex, approximately 85 km north of the town of Mokopane.  At August 31, 2024, the Waterberg Project covered an area of 29,161 hectares consisting of the Waterberg Mining Right, one active prospecting right, and one application for the incorporation of two adjacent farms into the Waterberg Mining Right.  Of the total project area, 20,482 hectares are covered by the Waterberg Mining Right.  On March 9, 2022, Waterberg JV Co. passed a resolution to apply for closure on 50,951 gross hectares of prospecting rights, of which 14,209 hectares are now held within the granted Waterberg Mining Right, leaving a net 36,742 hectares of uneconomic prospecting rights closed or in process of being closed.

Acquisition of the Waterberg Project

In October 2009, PTM RSA, Japan Organization for Metals and Energy Security ("JOGMEC") and Mnombo entered into a joint venture agreement regarding the Waterberg Project (the "JOGMEC Agreement").  Under the terms of the JOGMEC Agreement JOGMEC completed a $3.2 million work requirement to earn a 37% interest in the Waterberg JV property, leaving the Company with a 37% interest and Mnombo with a 26% interest.

On November 7, 2011, the Company entered an agreement with Mnombo to acquire 49.9% of the issued and outstanding shares of Mnombo in exchange for a cash payment of R1.2 million and the Company's agreement to pay for Mnombo's 26% share of costs on the Waterberg JV property until the completion of a feasibility study.  Mnombo's share of expenditures prior to this agreement, and Mnombo's share of expenditures post DFS, are still owed to the Company ($11.4 million at August 31, 2024, including accrued interest).  The portion of Mnombo not owned by the Company is accounted for as a non-controlling interest, calculated at $8.9 million at August 31, 2024 ($8.5 million - August 31, 2023).

To August 31, 2024, an aggregate total of $89.1 million has been funded by all parties for exploration and engineering on the Waterberg Project.  Until the Waterberg prospecting rights were transferred to Waterberg JV Co., all costs incurred by other parties were treated as cost recoveries by the Company.

Current Ownership Waterberg JV Co.

At August 31, 2024 the Company held a controlling 50.16% interest in Waterberg JV Co., comprised of a direct 37.19% interest and an indirect 12.97% interest by way of its 49.9% shareholding in Black Economic Empowerment ("BEE") partner Mnombo.  Mnombo held a 26.0% direct interest in Waterberg JV Co., Impala Platinum Holdings Ltd. ("Implats") held a 14.86% direct interest, and HJM (defined below) held a 21.95% direct interest.

Historic Ownership Waterberg JV Co.

On November 6, 2017, Implats purchased an aggregate 15% equity interest in Waterberg JV Co. for $30 million (the "Implats Transaction"), comprised of an 8.6% interest from the Company for $17.2 million and a 6.4% interest from JOGMEC for $12.8 million.  Implats also acquired an option to increase its holdings in Waterberg JV Co. to 50.01% (the "Purchase and Development Option") in exchange for certain payments and project funding.  Implats also acquired a right of first refusal to match commercial offtake terms for the smelting and refining of mineral products from the Waterberg Project if Waterberg JV Co. proposed an offtake agreement with an arm's length third party.  JOGMEC or its nominee retained a right to direct the marketing of Waterberg concentrate and to receive, at market prices, up to all refined minerals produced from the Waterberg Project.

In March 2019 JOGMEC completed the sale of a 9.755% interest in Waterberg JV Co. to Hanwa Co., Ltd ("Hanwa").  In June 2023 JOGMEC and Hanwa reported the establishment of a special purpose company, HJ Platinum Metals Ltd. ("HJM"), to hold and fund their equity interests in the Waterberg Project, which were consolidated into a 21.95% interest for HJM, with JOGMEC to fund 75% of HJM's project commitments and Hanwa the remaining 25%.

On June 15, 2020, Implats elected not to exercise their Purchase and Development Option due to increased economic uncertainty and reduced risk appetite in the short, medium and long-term as a result of the COVID-19 pandemic.

On December 11, 2023, Waterberg JV Co.'s board of directors unanimously approved a $1.65 million  interim budget.  Waterberg JV Co. shareholders also approved the interim budget, with Implats abstaining.  On December 12, 2023, Implats advised that in the current metal price environment Implats was halting capital expenditures across its portfolio and therefore could not fund their pro rata share of a cash call pursuant to the interim budget.  The Company elected to cover Implats pro rata share of the cash call and Implats' interest in Waterberg JV Co. was subsequently diluted from 15.0% to 14.95%.  On May 9, 2024, Implats advised they could not fund their pro rata share of a second cash call pursuant to the interim budget.  The Company again elected to cover Implats pro rata share of the cash call.  Following this second dilution which occurred on August 30, 2024, Impala holds 14.86% of Waterberg JV Co. and the Company concurrently increased its aggregate holdings to 50.16%.  Implats has advised Waterberg JV Co. that they will consider the funding of subsequent cash calls as future circumstances allow.

Appeals and Legal Matters

During 2021 three notices of appeal and one urgent interdict application were filed by individual appellants against the January 28, 2021 granting of the Waterberg Mining Right.  During 2022 and 2023 all were dismissed by the Minister of the DMRE or the courts.

On May 7, 2021, an opposition group filed an application for an order in the High Court of South Africa to review and set aside the decision by the Minister of the Department of Forestry, Fisheries and the Environment to refuse condonation for the late filing of that group's appeal against the grant of an EA for the Waterberg Mine in November 2020.  The attorneys acting for Waterberg JV Co. filed a notice to oppose the application and required the group's legal counsel to file proof of the mandate to represent the appellant group.  Since filing their review application, the appellants have done nothing to progress their action and their legal counsel has not filed a proof of mandate.

On March 7, 2024, a group claiming to be the rightful leadership of two host communities filed an application in the High Court seeking to set aside the January 28, 2021 grant of the Waterberg Mining Right by the DMRE.  Many of the applicants participated in the earlier and unsuccessful appeals and court actions described above.  The applicants have requested condonation for the late filing of this appeal, claim informal rights to two farms overlaying a portion of the Waterberg Mining Right area, object to the grant of the Waterberg Mining Right, and object to the DMRE dismissing their appeals on or about October 13, 2022.  The two farms in question are not planned to host any significant mine infrastructure.  Attorneys acting on behalf of Waterberg JV Co. have filed a notice of opposition and will prepare and file an answering affidavit in due course.